CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Feb. 28, 2025	Nov. 30, 2025	Nov. 30, 2024
Cash flows from operating activities
Net loss attributable to common stockholders	$ (1,504,430)		$ (666,995)	$ (5,260,632)	$ (1,020,057)
Adjustments to reconcile net loss attributable to common stockholders to net cash used in operating activities:
Loss on impairment					70,000
Amortization expense	941			1,515
Depreciation expense	1,483	$ 0
Loss on foreign currency transactions	9,779
Non-cash lease adjustment	24,638			3,662
Non-cash consulting fees			15,250	137,250	167,750
Preferred stock dividends	32,548
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	(27,670)		66,571	416,093	101,316
Deposits				(71,506)
Prepaid expenses	107,639		(141,708)	(162,470)	(427)
Due to related parties	(214,231)		(59,015)	(238,443)	518,468
Net cash used in operating activities	(1,569,303)		(785,897)	(5,161,413)	(163,524)
Cash flows from investing activities
Purchase of property, plant and equipment	(43,065)
Purchase of intangible assets	(10,694)			(67,430)
Investment in mineral rights	(18,155)		(300,000)	(1,193,415)	(70,000)
Cash assumed on acquisition of Oregon Energy LLC	141,262
Net cash provided by (used in) investing activities	69,348		(300,000)	(1,260,845)	(70,000)
Cash flows from financing activities
Proceeds from the issuance of common stock, net of issuance costs			1,073,087	7,436,308	233,667
Proceeds from the pending issuance of common stock			1,350,470
Proceeds from PIPE financing	29,700,000
Cash assumed on reverse recapitalization	1,939,457
Proceeds from the issuance of redeemable common stock				300,000
Net cash provided by financing activities	31,639,457		2,423,557	7,736,308	233,667
Effects of foreign exchange on cash	(7,648)			(12,839)	574
Increase in cash	30,131,854		1,337,660	1,301,211	717
Cash and restricted cash, beginning of period	1,301,928		717	717
Cash and restricted cash, end of period	31,433,782	1,301,928	1,338,377	1,301,928	717
Presented as:
Cash	31,292,822	1,301,928	1,338,377	1,301,928	717
Restricted cash	140,960
Cash and restricted cash, end of period	31,433,782	$ 1,301,928	1,338,377	1,301,928	717
Supplemental disclosure of non-cash information
Share issuance costs in accounts payable			4,929		$ 4,929
Share issuance costs settled in shares	3,000,000			348,194
Share issuance for acquisition of Oregon Energy LLC	11,959,827
Conversion of redeemable common stock into nonredeemable common stock	300,000
Reverse recapitalization	1,991,184
Accretion of mezzanine equity	$ 8,480
Investment in mineral rights in accounts payable				7,975
Consultant bonus settled by issuance of bonus shares			$ 183,000	183,000
Consulting fees paid by issuance of shares				$ 122,000